Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	PARTY-IN-INTEREST TRANSACTIONS
During the years ended December 31, 2025 and 2024, certain Plan investments were in shares of mutual funds managed by Fidelity. Fidelity is the trustee as defined by the Plan and, therefore, these transactions qualify as exempt party-in-interest transactions. The Plan also issues loans to participants, which are secured by the vested balances in the participants' accounts.

At December 31, 2025 and 2024, the Plan held 482,110 and 467,384 shares, respectively, of common stock of Cincinnati Financial Corporation, with a cost basis of $37,068,695 and $33,243,553, respectively. During the years ended December 31, 2025 and 2024, the Plan recorded dividend income from shares of Cincinnati Financial
Corporation of $1,560,211 and $1,458,930, respectively. Cincinnati Financial Corporation is the sponsoring company and, therefore, these transactions qualify as exempt party-in-interest transactions.